Schedule of Marketable Securities Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Unrealized loss on marketable equity securities - related party		$ (27,160)	$ (5,255)
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Balance - June 30, 2024	$ 256,578
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Balance - December 31, 2023
Acquisition of marketable equity securities - related party	1,404,227
Unrealized loss on marketable equity securities - related party	(170,089)
Balance - June 30, 2024	$ 1,234,138